Investment in Associates - Activity (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,		$ 70,566
Income (loss) in associate		15,245	$ 13,679
Balance of investment in Maverix, December 31,		84,319	70,566
Gain on sale of interest in equity investee		3,858	7,973
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,		69,116	53,567
Dilution gains		13,438	15,158
Income (loss) in associate		1,765	391
Balance of investment in Maverix, December 31,		84,319	69,116
Other [member]
Disclosure of associates [line items]
Balance of investment in Maverix, December 31,		1,450
Balance of investment in Maverix, December 31,		$ 0	$ 1,450
Sale of interest in equity investee	$ 5,000
Gain on sale of interest in equity investee	$ 3,600